Long Term Payable	6 Months Ended
Dec. 31, 2024
Long Term Payable [Abstract]
LONG TERM PAYABLE

NOTE 9 – LONG TERM PAYABLE

On February 7, 2023, Beijing Haoxi signed an auto loan with Mercedes-Benz Auto Finance Co., Ltd. for RMB800,000 (approximately $111,290) to purchase a car worth RMB1,000,000 (approximately $139,113) with a down payment of RMB200,000 (approximately $27,822). The repayment period of the loan is 3 years with a monthly installment of RMB24,698. Mr. Xu Lei was the guarantor. As of December 31 ,2024, long-term payable were $51,234 (including current portion of $20,615 and noncurrent portion of $30,619). Long-term payable-non-current, net consisted of the following:

December 31, 2024
Long-term payable	53,612
unrecognized financing expense	(2,378)
Long-term payable, net	51,234
Less; Long-term payable, current	20,615
Long-term payable, non-current	30,619

The weighted-average remaining loan term and the required rate of return required by the lender is as follows:

December 31, 2024
Weighted-average remaining lease term	14 months

The required rate of return required by the lender	6.99%